Deposits - Scheduled Maturities of Time Deposits (Detail)	Dec. 31, 2018 USD ($)
Banking and Thrift [Abstract]
2019	$ 128,490,421
2020	36,889,571
2021	28,375,850
2022	2,865,242
2023	14,614,557
Total Time deposit	$ 211,235,641